United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Six months ended 09/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2012 through September 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	14.6%
Health Care	10.2%
Energy	7.9%
Automotive	6.8%
Media—Non-Cable	6.8%
Financial Institutions	4.6%
Retailers	4.3%
Food & Beverage	4.2%
Packaging	4.2%
Consumer Products	4.1%
Gaming	4.0%
Industrial—Other	3.5%
Other[2]	22.4%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	0.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—97.2%
		Aerospace/Defense—1.2%
$1,750,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$1,470,000
2,275,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,371,687
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,166,000
2,822,086	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	3,005,522
975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,028,625
5,350,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,938,500
		TOTAL	14,980,334
		Automotive—6.6%
3,350,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,383,500
1,000,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,086,250
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,882,312
850,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	864,875
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,654,750
1,525,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,616,500
900,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	958,500
4,125,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,413,750
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,930,313
5,400,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,704,750
4,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	4,256,236
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,160,813
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	4,005,128
1,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	1,860,636
900,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,078,222
475,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	598,659
2,650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,828,875
4,675,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,511,375
4,000,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	4,375,000
4,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,763,375
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	804,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Automotive—continued
$5,025,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	$5,653,125
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,983,750
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,172,500
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	819,375
2,622,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,936,640
2,825,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,058,062
6,475,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,475,000
		TOTAL	79,837,021
		Building Materials—3.1%
900,000		Anixter International, Inc., 5.625%, 5/1/2019	945,000
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,042,625
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,402,500
2,175,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,365,313
3,550,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	3,865,062
4,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,425,500
5,025,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	5,075,250
4,150,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,440,500
1,700,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,887,000
650,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	654,875
4,525,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,745,594
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,031,625
2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,066,000
		TOTAL	37,946,844
		Chemicals—2.5%
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,329,125
4,475,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	4,340,750
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,613,750
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,288,625
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,241,687
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,128,125
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,846,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Chemicals—continued
$2,500,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	$2,531,250
2,300,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,679,000
3,900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,958,500
2,550,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,798,625
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,469,164
		TOTAL	30,225,289
		Construction Machinery—0.8%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,102,500
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,517,125
625,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	661,719
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,434,375
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	673,438
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	685,937
		TOTAL	9,075,094
		Consumer Products—4.1%
2,475,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	2,468,813
3,375,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,670,312
4,225,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,858,750
2,825,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	3,051,000
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,315,000
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,232,000
998,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,092,810
4,875,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,954,219
2,500,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	2,575,000
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,706,250
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	586,250
3,250,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,461,250
3,950,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	4,100,100
3,350,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	3,471,437
575,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	651,188
7,125,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	7,089,375
850,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	879,750
		TOTAL	49,163,504
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—7.9%
$2,975,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	$580,125
3,650,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,704,750
1,275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,313,250
1,125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	1,189,688
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	668,750
1,600,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,800,000
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,171,125
600,000	[1,2]	Chaparral Energy, Inc., Series 144A, 7.625%, 11/15/2022	633,000
3,775,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,001,500
3,900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	3,914,625
2,300,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	2,219,500
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,654,625
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,070,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,185,312
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,222,000
775,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	835,063
1,200,000		Concho Resources, Inc., 5.50%, 4/1/2023	1,255,500
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,334,375
598,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	677,235
1,125,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,212,188
950,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	1,017,688
3,775,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	4,119,469
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	665,625
3,075,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,467,062
3,625,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,534,375
1,500,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	1,490,625
4,425,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,413,937
2,575,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	2,639,375
1,775,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,885,937
375,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	376,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	$3,300,000
1,625,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	1,454,375
1,150,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,277,938
2,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,263,125
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,491,000
875,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	871,719
3,275,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,446,937
1,825,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,861,500
475,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	480,938
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,177,000
1,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,242,000
650,000	[1,2]	Sandridge Energy, Inc., Series 144A, 7.50%, 2/15/2023	671,125
3,650,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	3,891,812
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,776,000
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,075,000
950,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	976,125
1,575,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	1,588,781
3,075,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,367,125
		TOTAL	95,466,079
		Entertainment—0.9%
3,700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	4,222,625
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,930,375
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	838,125
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,100,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,226,500
		TOTAL	10,217,625
		Environmental—0.1%
725,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	741,312
		Financial Institutions—4.6%
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,331,281
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,233,750
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,693,300
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,549,000
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,260,878
1,225,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,281,959
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institutions—continued
$1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	$1,528,313
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	5,118,125
575,000		CIT Group, Inc., 5.375%, 5/15/2020	625,313
700,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	733,250
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,197,000
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,503,219
2,775,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,872,716
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	878,967
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	810,000
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,669,500
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,856,250
7,450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	8,753,750
1,350,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	1,451,250
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,016,500
5,300,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	5,300,000
		TOTAL	55,664,321
		Food & Beverage—4.2%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	4,084,352
3,875,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	3,971,914
1,125,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.945%, 2/1/2015	1,125,000
1,650,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,790,250
850,000		Constellation Brands, Inc., 4.625%, 3/1/2023	871,250
4,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,909,625
4,300,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	4,923,500
6,350,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	6,564,313
7,500,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	8,400,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	979,875
2,760,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	2,835,900
2,175,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,262,000
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,751,500
6,275,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	6,573,062
		TOTAL	51,042,541
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—4.0%
$3,725,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	$3,883,312
3,624,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,787,080
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,322,000
2,125,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,146,250
6,025,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,507,000
1,100,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	1,102,750
3,975,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,989,906
2,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,152,500
6,775,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	7,283,125
400,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	444,500
900,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	902,250
1,300,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	1,423,500
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	871,875
2,875,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,069,063
4,310,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,425,120
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	689,063
3,600,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,879,000
		TOTAL	48,878,294
		Health Care—10.2%
3,350,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	3,299,750
4,725,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	4,908,094
8,319,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	8,870,134
4,225,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	4,098,250
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,973,750
4,000,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,670,000
1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	876,375
900,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	961,875
2,950,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	2,927,875
1,325,000		DaVita, Inc., 5.75%, 8/15/2022	1,384,625
6,425,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	6,842,625
4,100,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	4,551,000
5,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,433,125
1,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,088,750
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,053,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	$1,115,000
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,142,688
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	351,000
8,475,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	9,640,312
2,150,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	2,289,750
5,825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,592,000
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,848,250
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,131,750
2,000,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,210,000
3,475,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	3,713,906
2,875,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	2,961,250
3,600,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	3,924,000
1,525,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 4.111%, 6/1/2015	1,517,375
2,350,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	2,455,750
6,650,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	6,762,219
5,575,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	5,979,187
2,900,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	3,117,500
		TOTAL	123,691,665
		Industrial - Other—3.5%
1,225,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,313,813
1,400,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,519,000
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,467,812
4,050,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	4,363,875
3,350,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,551,000
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	2,626,500
3,225,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,241,125
2,900,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,552,000
1,125,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,175,625
2,425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,485,625
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,371,375
1,148,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,302,980
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,476,250
3,600,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,987,000
625,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	690,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Industrial - Other—continued
$3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	$4,077,000
828,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	926,325
		TOTAL	42,127,930
		Lodging—0.2%
700,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	766,500
1,320,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,362,900
		TOTAL	2,129,400
		Media - Cable—1.3%
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,152,375
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	812,906
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,177,125
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	679,688
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	539,125
3,575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,887,812
750,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	770,625
5,200,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	5,356,000
1,128,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,254,900
		TOTAL	15,630,556
		Media - Non-Cable—6.8%
1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,184,875
5,650,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,056,750
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,192,063
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	510,625
5,750,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	5,635,000
825,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	796,125
5,475,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,159,375
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,738,937
3,800,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,161,000
3,152,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,419,920
3,800,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,086,900
5,725,000	[3,4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	200,375
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,916,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$1,200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	$1,198,500
825,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	891,000
5,142,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	5,373,390
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,708,875
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,848,750
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	999,000
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,070,000
144,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	144,540
3,735,600		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	3,758,947
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,217,438
1,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	1,722,844
1,025,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	958,375
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,788,500
425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	425,000
1,675,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,913,688
6,215,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,300,456
3,050,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,294,000
2,725,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	3,024,750
		TOTAL	82,696,185
		Metals & Mining—0.2%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	297
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,450,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	2,541,875
		TOTAL	2,542,172
		Packaging—4.2%
4,275,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	4,552,875
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Note, Series 144A, 9.125%, 10/15/2020	213,000
1,375,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,457,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging—continued
$1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	$2,039,625
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,779,750
4,372,534		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	4,634,886
775,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	868,000
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,128,750
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	551,000
3,875,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,107,500
5,000,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	5,006,250
7,175,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,157,062
2,800,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	2,856,000
3,225,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,305,625
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,687,188
1,400,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,484,000
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	729,000
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,821,875
		TOTAL	51,379,886
		Paper—0.4%
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	409,688
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	858,312
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	467,500
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	667,500
2,550,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,671,125
		TOTAL	5,074,125
		Restaurants—1.4%
7,225,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	8,182,312
5,050,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	5,832,750
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	3,009,875
		TOTAL	17,024,937
		Retailers—4.3%
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,552,969
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,017,500
4,375,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,183,594
7,025,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,200,625
1,900,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,299,000
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	757,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$4,375,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	$4,714,063
550,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	591,250
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,770,125
3,700,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	3,959,000
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	633,224
1,375,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,522,239
950,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	1,016,500
2,650,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,961,375
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,972,812
1,275,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,313,250
3,000,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	3,120,000
		TOTAL	52,585,276
		Services—1.5%
3,425,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	3,613,375
4,650,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,905,750
2,625,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	2,743,125
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,478,750
1,650,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,707,750
1,725,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,802,625
		TOTAL	18,251,375
		Technology—14.6%
1,225,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	1,188,250
2,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,830,500
1,875,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,982,963
5,075,000	[1,3]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	3,349,500
4,200,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,336,500
3,500,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	3,990,000
1,800,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,930,500
7,400,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	8,084,500
5,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,859,000
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,629,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$4,425,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	$4,812,187
5,175,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	5,589,000
6,075,000		Epicor Software Corp., 8.625%, 5/1/2019	6,439,500
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	632,500
825,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	926,063
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,829,563
10,350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	10,479,375
2,750,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,990,625
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,096,875
2,450,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	2,535,750
4,150,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,575,375
3,625,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	4,078,125
1,300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,309,750
2,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,599,000
5,175,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	5,278,500
4,800,000		Lender Processing Services, 5.75%, 4/15/2023	4,896,000
5,650,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,932,500
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,124,500
2,525,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	2,487,125
1,125,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	1,141,875
1,175,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,219,063
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,212,750
3,150,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	2,299,500
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,886,000
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,975,937
1,200,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,290,000
2,425,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	2,703,875
6,625,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	7,585,625
4,850,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,201,625
4,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,751,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$2,375,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	$2,481,875
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,128,062
5,475,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,625,562
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,090,000
4,775,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	5,157,000
1,725,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,039,812
4,300,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	4,708,500
3,025,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,025,000
		TOTAL	177,316,712
		Transportation—0.2%
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,279,000
		Utility - Electric—1.5%
3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,797,500
975,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,014,000
2,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	2,748,812
1,575,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,779,750
765,115	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	603,414
1,825,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	1,984,688
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,365,625
900,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	921,375
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,529,375
1,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	925,313
		TOTAL	17,669,852
		Utility - Natural Gas—2.9%
1,900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	2,018,750
2,725,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,861,250
4,300,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,609,062
1,200,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	1,353,458
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,012,197
5,200,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	5,928,000
1,825,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	1,920,813
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,100,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$1,000,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	$1,080,000
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	658,938
796,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	872,615
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	2,010,938
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,344,594
3,504,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	3,758,040
775,000		Targa Resources, Inc., 6.875%, 2/1/2021	844,750
975,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,038,375
		TOTAL	35,411,780
		Wireless Communications—3.3%
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	844,750
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	493,875
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	2,212,000
8,550,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,020,250
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,993,437
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,329,125
4,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,093,125
9,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,372,875
4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	4,900,188
1,350,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,515,375
		TOTAL	39,775,000
		Wireline Communications—0.7%
1,475,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	1,495,281
700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	737,625
1,325,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,435,969
3,775,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,029,812
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	678,125
		TOTAL	8,376,812
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,123,595,594)	1,177,200,921
		COMMON STOCKS—0.1%
		Automotive—0.1%
38,576	[3]	General Motors Co.	877,604
9,550,000	[1,3]	General Motors Co. Escrow Shares	0
9,684	[3]	Motors Liquidation Co.	162,691
		TOTAL	1,040,295
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	$0
		Media - Non-Cable—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining—0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,398,104)	1,040,295
		Preferred Stock—0.2%
		Finance - Commercial—0.2%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,009,780)	3,054,510
		WARRANTS—0.1%
		Automotive—0.1%
35,069	[3]	General Motors Co., Warrants	483,251
35,069	[3]	General Motors Co., Warrants	289,670
		TOTAL WARRANTS (IDENTIFIED COST $4,034,533)	772,921
		MUTUAL FUND—2.1%
25,225,545	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	25,225,545
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $1,165,263,556)[8]	1,207,294,192
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	4,006,216
		TOTAL NET ASSETS—100%	$1,211,300,408
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $424,167,920, which represented 35.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2012, these liquid restricted securities amounted to $418,745,006, which represented 34.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
Semi-Annual Shareholder Report

8	The cost of investments for federal tax purposes amounts to $1,163,853,343.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,177,000,249	$200,672[1]	$1,177,200,921
Equity Securities:
Common Stocks
Domestic	1,040,295	—	0[1]	1,040,295
International	—	—	0	0
Preferred Stock
Domestic	—	3,054,510	—	3,054,510
Warrants	772,921	—	—	772,921
Mutual Fund	25,225,545	—	—	25,225,545
TOTAL SECURITIES	$27,038,761	$1,180,054,759	$200,672	$1,207,294,192
1	Includes $157,438 of a corporate bond and $143,250 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.62	$7.71	$7.35	$5.39	$7.32	$8.11
Income From Investment Operations:
Net investment income	0.26	0.55[1]	0.58	0.57	0.60	0.57[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	(0.07)	0.36	1.96	(1.93)	(0.77)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.48	0.94	2.53	(1.33)	(0.20)
Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.58)	(0.57)	(0.60)	(0.59)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—	—
Net Asset Value, End of Period	$7.78	$7.62	$7.71	$7.35	$5.39	$7.32
Total Return[4]	5.81%[3]	6.66%	13.42%	48.58%	(18.87)%	(2.59)%
Ratios to Average Net Assets:
Net expenses	1.23%[5]	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment income	6.86%[5]	7.37%	7.66%	8.68%	9.45%	7.29%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.01%	0.01%	0.02%	0.03%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$929,707	$880,629	$833,523	$764,171	$481,308	$588,068
Portfolio turnover	18%	35%	41%	35%	19%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.27% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.61	$7.69	$7.34	$5.38	$7.31	$8.10
Income From Investment Operations:
Net investment income	0.24	0.49[1]	0.54	0.52	0.56	0.51[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14	(0.06)	0.34	1.96	(1.94)	(0.76)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.43	0.88	2.48	(1.38)	(0.25)
Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.53)	(0.52)	(0.55)	(0.54)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—	—
Net Asset Value, End of Period	$7.77	$7.61	$7.69	$7.34	$5.38	$7.31
Total Return[4]	5.42%[3]	6.00%	12.44%	47.55%	(19.51)%	(3.33)%
Ratios to Average Net Assets:
Net expenses	1.98%[5]	1.98%	1.99%	1.99%	1.99%	1.99%
Net investment income	6.11%[5]	6.59%	6.92%	7.93%	8.51%	6.48%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.01%	0.00%[7]	0.01%	0.03%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,254	$74,958	$114,006	$150,115	$139,686	$257,256
Portfolio turnover	18%	35%	41%	35%	19%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.27% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.60	$7.69	$7.34	$5.38	$7.31	$8.10
Income From Investment Operations:
Net investment income	0.23	0.49[1]	0.53	0.52	0.55	0.51[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	(0.07)	0.35	1.96	(1.93)	(0.76)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.42	0.88	2.48	(1.38)	(0.25)
Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.53)	(0.52)	(0.55)	(0.54)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—	—
Net Asset Value, End of Period	$7.77	$7.60	$7.69	$7.34	$5.38	$7.31
Total Return[4]	5.56%[3]	5.87%	12.44%	47.55%	(19.50)%	(3.32)%
Ratios to Average Net Assets:
Net expenses	1.98%[5]	1.98%	1.99%	1.99%	1.98%	1.98%
Net investment income	6.11%[5]	6.62%	6.90%	7.93%	8.67%	6.51%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.01%	0.00%[7]	0.01%	0.04%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,340	$183,362	$169,501	$152,335	$87,576	$108,654
Portfolio turnover	18%	35%	41%	35%	19%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.27% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012 (unaudited)
Assets:
Total investment in securities, at value including $25,225,545 of investment in an affiliated holding (Note 5) (identified cost $1,165,263,556)		$1,207,294,192
Cash		1,914,942
Income receivable		25,850,359
Receivable for investments sold		1,919,453
Receivable for shares sold		2,922,979
TOTAL ASSETS		1,239,901,925
Liabilities:
Payable for investments purchased	$25,464,904
Payable for shares redeemed	2,372,853
Payable for Directors'/Trustees' fees	826
Payable for distribution services fee (Note 5)	172,038
Payable for shareholder services fee (Note 5)	407,807
Accrued expenses	183,089
TOTAL LIABILITIES		28,601,517
Net assets for 155,690,027 shares outstanding		$1,211,300,408
Net Assets Consist of:
Paid-in capital		$1,264,444,433
Net unrealized appreciation of investments		42,030,636
Accumulated net realized loss on investments and foreign currency transactions		(95,275,055)
Undistributed net investment income		100,394
TOTAL NET ASSETS		$1,211,300,408
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($929,706,694 ÷ 119,443,210 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.78
Offering price per share (100/95.50 of $7.78)		$8.15
Redemption proceeds per share (98.00/100 of $7.78)		$7.62
Class B Shares:
Net asset value per share ($77,253,863 ÷ 9,942,282 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.77
Offering price per share		$7.77
Redemption proceeds per share (92.50/100 of $7.77)		$7.19
Class C Shares:
Net asset value per share ($204,339,851 ÷ 26,304,535 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.77
Offering price per share		$7.77
Redemption proceeds per share (97.00/100 of $7.77)		$7.54
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2012 (unaudited)
Investment Income:
Interest			$47,402,382
Dividends (including $17,021 received from an affiliated holding (Note 5))			131,296
TOTAL INCOME			47,533,678
Expenses:
Investment adviser fee (Note 5)		$4,411,214
Administrative fee (Note 5)		458,976
Custodian fees		23,626
Transfer and dividend disbursing agent fees and expenses		609,098
Directors'/Trustees' fees		6,562
Auditing fees		14,389
Legal fees		3,382
Portfolio accounting fees		95,427
Distribution services fee (Note 5)		996,818
Shareholder services fee (Note 5)		1,464,617
Account administration fee (Note 2)		591
Share registration costs		44,575
Printing and postage		44,198
Insurance premiums		2,840
Taxes		40,005
Miscellaneous		7,042
TOTAL EXPENSES		8,223,360
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(9,964)
Waiver of administrative fee	(9,373)
TOTAL REIMBURSEMENT AND WAIVER		(19,337)
Net expenses			8,204,023
Net investment income			39,329,655
Realized and Unrealized Gain on Investments:
Net realized gain on investments			12,951,857
Net change in unrealized appreciation of investments			11,672,447
Net realized and unrealized gain on investments			24,624,304
Change in net assets resulting from operations			$63,953,959
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,329,655	$76,808,593
Net realized gain on investments	12,951,857	17,367,830
Net change in unrealized appreciation/depreciation of investments	11,672,447	(27,099,817)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,953,959	67,076,606
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(32,355,454)	(62,029,188)
Class B Shares	(2,360,912)	(5,821,168)
Class C Shares	(6,085,146)	(11,275,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,801,512)	(79,125,719)
Share Transactions:
Proceeds from sale of shares	163,103,981	266,823,152
Net asset value of shares issued to shareholders in payment of distributions declared	35,385,253	67,421,503
Cost of shares redeemed	(152,045,557)	(300,376,212)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,443,677	33,868,443
Redemption Fees	46,941	99,624
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	2,708,043	—
Change in net assets	72,351,108	21,918,954
Net Assets:
Beginning of period	1,138,949,300	1,117,030,346
End of period (including undistributed net investment income of $100,394 and $1,572,251, respectively)	$1,211,300,408	$1,138,949,300
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2012 (unaudited)
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$383
Class C Shares	208
TOTAL	$591
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$5,059,188	$3,349,500
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 6/10/2009	$1,618,372	$1,470,000
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$765,115	$603,414
General Motors Co. Escrow Shares	4/21/2011	$199,198	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	2/24/1999	$26,419	$0
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,754,520	$120,309,749	27,691,046	$207,407,950
Shares issued to shareholders in payment of distributions declared	3,682,897	28,109,265	7,119,081	52,968,115
Shares redeemed	(15,589,100)	(119,465,086)	(27,375,432)	(204,656,918)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,848,317	$28,953,928	7,434,695	$55,719,147
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,527,940	$11,671,965	2,032,479	$15,194,106
Shares issued to shareholders in payment of distributions declared	256,338	1,953,794	635,422	4,731,769
Shares redeemed	(1,697,953)	(12,973,054)	(7,629,369)	(57,316,888)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	86,325	$652,705	(4,961,468)	$(37,391,013)
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,073,093	$31,122,267	5,925,214	$44,221,096
Shares issued to shareholders in payment of distributions declared	698,332	5,322,194	1,308,312	9,721,619
Shares redeemed	(2,581,864)	(19,607,417)	(5,153,788)	(38,402,406)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,189,561	$16,837,044	2,079,738	$15,540,309
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,124,203	$46,443,677	4,552,965	$33,868,443
Semi-Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended September 30, 2012, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $36,331, $2,965 and $7,645, respectively. For the year ended March 31, 2012, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $76,412, $7,865 and $15,347, respectively.
4. FEDERAL TAX INFORMATION
At September 30, 2012, the cost of investments for federal tax purposes was $1,163,853,343. The net unrealized appreciation of investments for federal tax purposes was $43,440,849. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,627,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,186,693.
At March 31, 2012, the Fund had a capital loss carryforward of $89,031,006 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$4,718,377	NA	$4,718,377
2016	$2,637,413	NA	$2,637,413
2017	$9,669,785	NA	$9,669,785
2018	$42,203,221	NA	$42,203,221
2019	$29,802,210	NA	$29,802,210
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,373 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$279,569
Class C Shares	717,249
TOTAL	$996,818
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2012, FSC retained $221,311 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2012, FSC retained $144,601 in sales charges from the sale of Class A Shares. FSC also retained $904 of CDSC relating to redemptions of Class A Shares, $50,869 relating to redemptions of Class B Shares and $12,590 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,132,552
Class B Shares	93,190
Class C Shares	238,875
TOTAL	$1,464,617
For the six months ended September 30, 2012, FSSC received $85,514 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended September 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $3,352,750, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2012, the Adviser reimbursed $9,964. Transactions involving the affiliated holding during the six months ended September 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2012	11,227,945
Purchases/Additions	170,730,160
Sales/Reductions	156,732,560
Balance of Shares Held 9/30/2012	25,225,545
Value	$25,225,545
Dividend Income	$17,021
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2012, were as follows:
Purchases	$247,821,901
Sales	$204,360,365
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $2,708,043 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,058.10	$6.35
Class B Shares	$1,000	$1,054.20	$10.20
Class C Shares	$1,000	$1,055.60	$10.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.23
Class B Shares	$1,000	$1,015.14	$10.00
Class C Shares	$1,000	$1,015.14	$10.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
8110103 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012